Investments - Schedule of Fair Value of Acquired Assets and Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Jul. 20, 2023	Apr. 28, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current	R$ 11,869			R$ 13,465
Non-current	17,251			20,684
Non-current	43,131			40,206
Fixed assets	R$ 3,256			R$ 2,410
At fair value [member]
IfrsStatementLineItems [Line Items]
Current		R$ 3
Other assets		3
Non-current		2	R$ 5
Non-current		42	26
Other liabilities		2	5
Fixed assets		34	19
Rights of use - leases		1	5
Intangible asset - Right of commercial operation		7
Total net assets at fair value		R$ 41	R$ 21